Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by Nature [Abstract]
Schedule of Expenses by Nature
	Year ended December 31,
	2025	2024
Compensation and consulting	$16,251,498	$25,796,482
Marketing expenses	8,815,238	5,590,366
General and administration	2,688,879	1,999,788
Professional fees	5,316,890	2,686,031
Regulatory and transfer agent	427,320	140,611
Travel expenses	719,308	522,387
	$34,219,133	$36,735,665